Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Vessels and Equipment
Book value of assets pledged as security		$ 1,539,000		$ 1,539,000		$ 1,631,000
Vessels & equipment - Activity
Vessels and equipment, beginning balance				2,388,615	$ 2,265,712	2,265,712
Additions				2,836		120,946
Drydock costs				10,701		19,747
Disposals				(5,999)		(17,790)
Vessels and equipment, ending balance		2,396,153		2,396,153		2,388,615
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance				(727,814)	(638,185)	(638,185)
Accumulated depreciation, disposals				5,999		17,790
Accumulated depreciation for the year		(28,107)	$ (26,059)	(55,836)	(51,996)	(107,419)
Accumulated depreciation, ending balance		(777,651)		(777,651)		(727,814)
Accumulated write down - Activity
Accumulated write down, beginning balance				(29,421)	(29,421)	(29,421)
Depreciation and write down for the period		(49,649)		(49,649)
Accumulated write down, ending balance		(79,070)		(79,070)		(29,421)
Net Vessels - Activity
Net Vessels, beginning balance				1,631,380	$ 1,598,106	1,598,106
Additions				2,836		120,946
Drydock costs				10,701		19,747
Depreciation and write down for the period				(105,485)		(107,419)
Net Vessels, ending balance		$ 1,539,432		$ 1,539,432		$ 1,631,380
Synnve Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired	100.00%